GOODWILL (Tables)	12 Months Ended
Jun. 30, 2020
GOODWILL [Abstract]
Goodwill Acquisition
	June 30, 2020	June 30, 2019
	(US$’000)
Goodwill as of beginning of the year	11,832	11,832
Goodwill acquired during the year	-	-
Goodwill impaired during the year	-	-
Goodwill as of end of the year	11,832	11,832

Carrying Amount of Goodwill
Goodwill arose on various historical acquisitions made by predecessor companies and at June 30, 2020 and June 30, 2019, the carrying amount of goodwill is allocated as follows:

	June 30, 2020	June 30, 2019
	(US$’000)
IBEX	11,626	11,626
DGS	206	206
	11,832	11,832

Key Assumption of Goodwill Impairment
The following rates were used by the Group for the years ended June 30, 2020, 2019 and 2018:

	Average revenue growth rate	Average Gross Margin	Discount Rate	Terminal Growth Rate
	%	%	%	%
June 30, 2020	7.9	26.2	13.2	5
June 30, 2019	5.6	25.5	10.6	5
June 30, 2018	6.7	18.7	11.5	5